NOTE 9 - CONVERTIBLE NOTES PAYABLE - RELATED PARTIES (Details Narrative) (USD $)	12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Convertible Promissory Note (1)	Oct. 31, 2013 Convertible Promissory Note (1)	Dec. 31, 2013 Convertible Promissory Note (2)	Oct. 31, 2013 Convertible Promissory Note (2)
Convertible promissory note				$ 17,000		$ 194,254
Interest rate			10.00%		10.00%
Convertible discount			40.00%		40.00%
Minimum exercise price			$ 0.00004		$ 0.00004
Default penalty percentage of principle and interest			In the event of default the Company has to pay 150% time the sum of outstanding principal and accrued interest.		In the event of default the Company has to pay 150% time the sum of outstanding principal and accrued interest.
Debt discount				15,692		179,312
Debt discount expense	657,161	107,994	15,692		179,312
Interest expense on convertible notes payable			$ 4,843		$ 0